Loan Principal and Financing Service Fee Receivables - Loan Principal and Financing Service Fee Receivables (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term loan principal and financing service fee receivables:
Loan principal and financing service fee receivables	¥ 4,789,696,238	$ 734,053,063	¥ 9,423,515,633
Less: allowance for loan principal and financing service fee receivables	(849,234,936)	(130,150,948)	(1,528,818,175)
Short-term loan principal and financing service fee receivables, net	3,940,461,302	603,902,115	7,894,697,458
Long-term loan principal and financing service fee receivables:
Loan principal and financing service fee receivables			458,311
Less: allowance for loan principal and financing service fee receivables	¥ 0	$ 0	(34,726)
Long-term loan principal and financing service fee receivables, net			¥ 423,585